Commitment and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies	Commitments and Contingencies

Assets pledged
	June 30, 2024	December 31, 2023
(in $ thousands)
Book value of vessels secured against long-term loans	867,721	428,617
Book value of newbuildings secured against long-term loans	—	132,646
Total	867,721	561,263